UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York          February 13, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           83

Form 13F Information Table Value Total:     $153,852 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                December 31, 2005


COLUMN 1                      COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE OF                   VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                -----          -----      --------  -------  --------  ----------  --------  ----     ------  ----
3M CO                         COM            88579Y101   1,821     23,500  SH        SOLE        NONE       0          0     23,500
AEGON N V                     ORD AMER REG   007924103     167     10,207  SH        SOLE        NONE       0          0     10,207
AFLAC INC                     COM            001055102   4,947    106,572  SH        SOLE        NONE       0          0    106,572
ALTRIA GROUP INC              COM            02209S103   4,775     63,900  SH        SOLE        NONE       0          0     63,900
AMERICAN EXPRESS CO           COM            025816109   5,204    101,125  SH        SOLE        NONE       0          0    101,125
AMERICAN INTL GROUP I         COM            026874107   4,747     69,580  SH        SOLE        NONE       0          0     69,580
AMERICREDIT CORP              COM            03060R101     282     11,000  SH        SOLE        NONE       0          0     11,000
AMERIPRISE FINL INC           COM            03076C106     740     18,060  SH        SOLE        NONE       0          0     18,060
BANK OF AMERICA CORPORATION   COM            060505104     240      5,204  SH        SOLE        NONE       0          0      5,204
BANKRATE INC                  COM            06646V108   1,101     37,300  SH        SOLE        NONE       0          0     37,300
BELLSOUTH CORP                COM            079860102   2,095     77,304  SH        SOLE        NONE       0          0     77,304
BELO CORP                     SER A          080555105   1,392     65,000  SH        SOLE        NONE       0          0     65,000
BERKSHIRE HATHAWAY IN         CL A           084670108   1,152         13  SH        SOLE        NONE       0          0         13
BERKSHIRE HATHAWAY IN         CL B           084670207   1,524        519  SH        SOLE        NONE       0          0        519
BP PLC                        Sponsored ADR  055622104   3,130     48,733  SH        SOLE        NONE       0          0     48,733
BRIGGS & STRATTON CORP        COM            109043109     750     19,335  SH        SOLE        NONE       0          0     19,335
BRISTOL MYERS SQUIBB CO       COM            110122108   1,462     63,633  SH        SOLE        NONE       0          0     63,633
BURLINGTON NORTHN SANTA FE C  COM            12189T104     567      8,000  SH        SOLE        NONE       0          0      8,000
CANADIAN NATL RY CO           COM            136375102     380      4,750  SH        SOLE        NONE       0          0      4,750
CARDINAL HEALTH INC           COM            14149Y108     536      7,800  SH        SOLE        NONE       0          0      7,800
CARNIVAL CORP                 PAIRED CTF     143658300   5,087     95,130  SH        SOLE        NONE       0          0     95,130
CATERPILLAR INC DEL           COM            149123101     323      5,592  SH        SOLE        NONE       0          0      5,592
CHEVRON CORP                  COM            166764100   2,946     51,891  SH        SOLE        NONE       0          0     51,891
CHUBB CORP                    COM            171232101   4,622     47,329  SH        SOLE        NONE       0          0     47,329
CISCO SYS INC                 COM            17275R102     204     11,928  SH        SOLE        NONE       0          0     11,928
CITIGROUP INC                 COM            172967101   5,895    121,476  SH        SOLE        NONE       0          0    121,476
COCA COLA CO                  COM            191216100   1,109     27,500  SH        SOLE        NONE       0          0     27,500
COMCAST CORP NEW              CL A           20030N101     486     18,758  SH        SOLE        NONE       0          0     18,758
CONOCOPHILLIPS                COM            20825C104     744     12,788  SH        SOLE        NONE       0          0     12,788
DEERE & CO                    COM            244199105   2,316     34,000  SH        SOLE        NONE       0          0     34,000
DEVON ENERGY CORP NEW         COM            25179M103     876     14,000  SH        SOLE        NONE       0          0     14,000
DISNEY WALT CO                COM            254687106     307     12,802  SH        SOLE        NONE       0          0     12,802
DOVER CORP                    COM            260003108   3,182     78,593  SH        SOLE        NONE       0          0     78,593
DOW CHEM CO                   COM            260543103     308      7,000  SH        SOLE        NONE       0          0      7,000
DU PONT E I DE NEMOUR         COM            263534109     258      6,081  SH        SOLE        NONE       0          0      6,081
EMERSON ELEC CO               COM            291011104     373      4,989  SH        SOLE        NONE       0          0      4,989
EXXON MOBIL CORP              COM            30231G102  13,286    236,525  SH        SOLE        NONE       0          0    236,525
GEMSTAR TV GUIDE INTL INC     COM            36866W106     150     57,501  SH        SOLE        NONE       0          0     57,501
GENERAL ELECTRIC CO           COM            369604103   5,741    163,798  SH        SOLE        NONE       0          0    163,798
HARTFORD FIN SVCS GROUP INC   COM            416515104     536      6,240  SH        SOLE        NONE       0          0      6,240
INTEL CORP                    COM            458140100     300     12,002  SH        SOLE        NONE       0          0     12,002
INTERNATIONAL BUSINESS MACHS  COM            459200101     409      4,970  SH        SOLE        NONE       0          0      4,970
JEFFERSON PILOT CORP          COM            475070108     285      5,000  SH        SOLE        NONE       0          0      5,000
JOHNSON & JOHNSON             COM            478160104   2,533     42,147  SH        SOLE        NONE       0          0     42,147
LEHMAN BROS HLDGS INC         COM            524908100     948      7,400  SH        SOLE        NONE       0          0      7,400
LOEWS CORP                    COM            540424108     249      2,630  SH        SOLE        NONE       0          0      2,630
MCGRAW COS INC                COM            580645109     347      6,720  SH        SOLE        NONE       0          0      6,720
MEDIA GENERAL INC             CL A           584404107   4,062     80,118  SH        SOLE        NONE       0          0     80,118
MELLON FINL CORP              COM            58551A108     728     21,267  SH        SOLE        NONE       0          0     21,267
MERCK & CO INC                COM            589331107   2,261     71,085  SH        SOLE        NONE       0          0     71,085
MICROSOFT CORP                COM            594918104     261      9,984  SH        SOLE        NONE       0          0      9,984
MORGAN STANLEY                COM NEW        617446448   1,274     22,462  SH        SOLE        NONE       0          0     22,462
MOTOROLA INC                  COM            620076109     343     15,168  SH        SOLE        NONE       0          0     15,168
NEWS CORP                     CL B           65248E203     470     28,300  SH        SOLE        NONE       0          0     28,300
NORTHEAST UTILS COM           COM            664397106     197     10,000  SH        SOLE        NONE       0          0     10,000
NORTHERN TRUST CORP           COM            665859104   1,445     27,890  SH        SOLE        NONE       0          0     27,890
NUCOR CORP                    COM            670346105     257      3,851  SH        SOLE        NONE       0          0      3,851
PEPSICO INC                   COM            713448108     754     12,755  SH        SOLE        NONE       0          0     12,755
PFIZER INC                    COM            717081103   2,883    123,619  SH        SOLE        NONE       0          0    123,619
POTASH CORP SASK INC          COM            73755L107   3,157     39,357  SH        SOLE        NONE       0          0     39,357
PROCTER & GAMBLE CO           COM            742718109   5,000     86,377  SH        SOLE        NONE       0          0     86,377
QUALCOMM INC                  COM            747525103     646     15,000  SH        SOLE        NONE       0          0     15,000
REGIS CORP MINN               COM            758932107   7,293    189,080  SH        SOLE        NONE       0          0    189,080
ROYAL DUTCH SHELL PLC         SPONS ADR A    780259206   3,078     50,058  SH        SOLE        NONE       0          0     50,058
SAFLINK CORP COM NEW          COM NEW        786578302      20     25,000  SH        SOLE        NONE       0          0     25,000
SALESFORCE COM INC CO         COM            79466L302     624     19,458  SH        SOLE        NONE       0          0     19,458
SCHLUMBERGER                  COM            806857108   2,655     27,324  SH        SOLE        NONE       0          0     27,324
SIGMA ALDRICH CORP            COM            826552101   4,210     66,520  SH        SOLE        NONE       0          0     66,520
SIRIUS SATELLITE RADI         COM            82966U103      96     14,400  SH        SOLE        NONE       0          0     14,400
STATE STR CORP                COM            857477103     344      6,200  SH        SOLE        NONE       0          0      6,200
TIME WARNER INC               COM            887317105   3,119    178,834  SH        SOLE        NONE       0          0    178,834
TYCO INTL LTD NEW             COM            902124106   4,721    163,576  SH        SOLE        NONE       0          0    163,576
U S BANCORP                   COM NEW        902973304     672     22,483  SH        SOLE        NONE       0          0     22,483
UNITED TECHNOLOGIES C         COM            913017109     246      4,400  SH        SOLE        NONE       0          0      4,400
VERIZON COMMUNICATION         COM            92343V104     404     13,406  SH        SOLE        NONE       0          0     13,406
VERTRUE INC                   COM            92534N101     601     17,000  SH        SOLE        NONE       0          0     17,000
VIACOM INC                    CL B           925524308   3,329    102,116  SH        SOLE        NONE       0          0    102,116
VODAFONE GROUP PLC            Sponsored ADR  92857W100     638     29,705  SH        SOLE        NONE       0          0     29,705
WACHOVIA CORP 2nd NEW         COM            929903102   1,159     21,921  SH        SOLE        NONE       0          0     21,921
WASHINGTON MUT INC            COM            939322103     296      6,802  SH        SOLE        NONE       0          0      6,802
WELLS FARGO & CO NEW          COM            949746101   1,460     23,238  SH        SOLE        NONE       0          0     23,238
WILMINGTON TRUST CORP         COM            971807102   3,907    100,415  SH        SOLE        NONE       0          0    100,415
WYETH                         COM            983024100     410      8,900  SH        SOLE        NONE       0          0      8,900

TOTAL                                                  153,852

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